UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2002

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		May 7, 2002





Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  $149,400(thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE



Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Adrx Group      Common  034553107     3,426     90,300    Sole   n/a     none
Advanced PCs    Common  00790K109     3,611    120,000    Sole   n/a     none
Advanced Fiber  Common  00754A105     3,531    184,000    Sole   n/a     none
Alliance Image  Common  018606202     3,075    250,000    Sole   n/a     none
Alloy Inc       Common  19855105      3,607    240,000    Sole   n/a     none
American Health Common  02649V104     6,702    246,950    Sole   n/a     none
Amer Pharmaceut Common  02886P109       964     65,000    Sole   n/a     none
AMN Healthcare  Common  001744101     4,143    154,000    Sole   n/a     none
Amsurg          Common  03232P405     2,242     82,400    Sole   n/a     none
Apart Invst Tst Pref    03748R846       129      5,000    Sole   n/a     none
Apollo Group    Common  037604105     2,678     50,000    Sole   n/a     none
Banknorth Captl Pref	06646Y201	    425     17,000    Sole   n/a     none
BMC Software    Common  055921100     1,362     70,000    Sole   n/a     none
CaminusCorp     Common  133766105     2,250    100,000    Sole   n/a     none
Cellegy         Common  15115L103     2,360    275,000    Sole   n/a     none
Citicorp Cap    Pref    17306N203       501     20,000    Sole   n/a     none
Citicorp Cap    Pref    17306R204       501     20,000    Sole   n/a     none
Cohen & Steers  Common  19247W102       294     20,000    Sole   n/a     none
Comerica        Pref    20034Y202       504     20,000    Sole   n/a     none
Corts Tst-Aon   Pref    22081V206       470     20,000    Sole   n/a     none
Corts Tst-Corni Pref    22081W105       490     20,000    Sole   n/a     none
Ciena           Common  171779101     1,646    115,000    Sole   n/a     none
Cleveland Elec  Pref    186127205       375     15,000    Sole   n/a     none
Corinthian Col. Common  218868107     2,045     50,000    Sole   n/a     none
Coinstar Inc    Common  19259P300     2,000     80,000    Sole   n/a     none
Digital Insight Common  25385P106     1,789     80,000    Sole   n/a     none
Dynacare Inc    Common  267920205       845     50,000    Sole   n/a     none
Fleet Bank      Pref    33889V207       622     25,000    Sole   n/a     none
Ford Motor Cred Pref    345397202       449     18,000    Sole   n/a     none
Gemstar-TV Guid Common  36866W106     1,385     50,000    Sole   n/a     none
Key Energy      Common  492914106       920    100,000    Sole   n/a     none
KV Pharmaceut   Common  482740206       885     30,000    Sole   n/a     none
Liberty Media   Pref    21988G593       456     19,000    Sole   n/a     none
Martek Biosci.  Common  572901106     4,350    200,000    Sole   n/a     none
MedAmicus       Common  584027106     2,777    178,500    Sole   n/a     none
Medix Resources Common  585011109       490    700,000    Sole   n/a     none
Molecular Diag. Common  60851R104     2,521  2,800,700    Sole   n/a     none
Morgan Stanley  Pref    61747N109       765     30,000    Sole   n/a     none
Multimedia Game Common  625453105     5,509    145,000    Sole   n/a     none
MTR Gaming Grp  Common  553769100     2,656    166,000    Sole   n/a     none
Novavox         Common  670002104       460     32,000    Sole   n/a     none
Nuveen          Common  67070Y109       132     10,000    Sole   n/a     none
Nuveen          Common  67070X101       136     10,000    Sole   n/a     none
Natl Rural Util Pref    637432600       376     15,000    Sole   n/a     none
Netscreen       Common  64117V107       332     15,000    Sole   n/a     none
Northwest Cap   Pref    667404206       260     10,000    Sole   n/a     none
Ocular Science  Common  675744106     1,340     57,000    Sole   n/a     none
Option Care     Common  683948103     2,268    116,000    Sole   n/a     none
Plato Learning  Common  72764Y100     1,772    106,665    Sole   n/a     none
Public Storage  Pref    74460D687       500     20,000    Sole   n/a     none
Penn National   Common  707569109     1,274     42,000    Sole   n/a     none
Regeneration    Common  75886N100     4,300    422,000    Sole   n/a     none
Saturn Cummins  Pref    80409Q200       250     10,000    Sole   n/a     none
Stericycle      Common  858912108     5,083     83,000    Sole   n/a     none
Special Hlth Prd Common 847461100       198    125,000    Sole   n/a     none
Sovereign Cap   Pref    84604E202       185      7,400    Sole   n/a     none
Quadramed Corp  Common  74730W101       148     17,500    Sole   n/a     none
TiVo            Common  888706108     1,333    203,500    Sole   n/a     none
Turnstone Sys   Common  900423104       496    125,000    Sole   n/a     none
US Bank         Pref    90347V203       260     10,000    Sole   n/a     none
Univ of Phoenix Common  037604204     1,304     40,000    Sole   n/a     none
US Physl Therpy Common  90337L108     2,909    180,000    Sole   n/a     none
USB Capital     Pref    90334V208       488     19,500    Sole   n/a     none
Verisign        Common  92343E102     3,994    105,000    Sole   n/a     none
Waste Connects  Common  941053100     3,719    120,000    Sole   n/a     none
Wells Fargo Cap Pref    94976Y207       884     35,000    Sole   n/a     none
Webex Comm.     Common  94767L109       969     39,000    Sole   n/a     none
Weight Watchers Common  948626106       507     15,000    Sole   n/a     none
Xilinx          Common  983919101       425     10,872    Sole   n/a     none

Andrx Group
Common
034553107
         3,426
       90,300
Sole
none
none
Advance PC's
Common
00790K109
         3,611
     120,000
Sole
none
none
Advanced Fiber
Common
00754A105
         3,531
     184,000
Sole
none
none
AMN Healthcare
Common
001744101
         4,143
     154,000
Sole
none
none
Alliance Imaging
Common
018606202
         3,075
     250,000
Sole
none
none
Apartment Invest Trust
Preferred
03748R846
            129
         5,000
Sole
none
none
Alloy Inc
Common
019855105
         3,607
     240,000
Sole
none
none
American Healthways
Common
02649V104
         6,702
     246,950
Sole
none
none
Amsurg Corp
Common
03232P405
         2,242
       82,400
Sole
none
none
Apollo Group
Common
037604105
         2,678
       50,000
Sole
none
none
American Pharmaceuticls
Common
02886P109
            964
       65,000
Sole
none
none
BMC Software
Common
055921100
         1,362
       70,000
Sole
none
none
Banknorth Capital Trust
Preferred
06646Y201
            425
       17,000
Sole
none
none
CaminusCorp
Common
133766105
         2,250
     100,000
Sole
none
none
Cross Country
Common
22748P105
         2,700
     100,000
Sole
none
none
Cellegy Pharmaceutical
Common
15115L103
         3,416
     494,300
Sole
none
none
Clean Harbors
Common
184496107
         2,910
     250,000
Sole
none
none
Comerica
Preferred
20034Y202
            494
       20,000
Sole
none
none
Corinthian Colleges
Common
218868107
         2,528
       50,000
Sole
none
none
Conceptus, Inc
Common
206016107
         1,239
       57,500
Sole
none
none
Coinstar Inc
Common
19259P300
         5,390
     160,000
Sole
none
none
Cardiac Sciences
Common
141410209
         1,253
     417,500
Sole
none
none
Digital Insight
Common
25385P106
         2,204
       80,000
Sole
none
none
DHB Industries
Common
23321E103
         5,055
     750,000
Sole
none
none
Dynacare Inc
Common
267920205
            786
       50,000
Sole
none
none
Developers Diversified Realty
Preferred
251591806
            250
       10,000
Sole
none
none
Endocare Inc
Common
29264P104
            493
       25,000
Sole
none
none
Ensco International
Common
26874Q100
            603
       20,000
Sole
none
none
Ford Motor Credit Co
Preferred
345397202
            438
       18,000
Sole
none
none
Grey Wolf Inc
Common
397888108
            869
     219,500
Sole
none
none
Hanover Compresson
Common
410768105
            450
       25,000
Sole
none
none
ICT Group Inc
Common
44929Y101
         2,191
       89,600
Sole
none
none
I-Many Inc
Common
44973Q103
            248
       50,000
Sole
none
none
Invision Technologies Inc
Common
461851107
         6,030
     150,000
Sole
none
none
Corts Tr II AON Capital
Preferred
22081V206
            481
       20,000
Sole
none
none
KV Pharmaceuticals
Common
482740206
            873
       30,000
Sole
none
none
Martek Bioscience
Common
572901106
         5,666
     180,000
Sole
none
none
Molecular Diagnostic
Common
60851R104
         3,110
   3,273,700
Sole
none
none
MedAmicus
Common
584027106
         1,989
     183,500
Sole
none
none
Multimedia Games
Common
625453105
         7,689
     217,500
Sole
none
none
MTR Gaming Group
Common
553769100
         2,561
     166,000
Sole
none
none
Microsemi Corp
Common
595137100
            571
       35,000
Sole
none
none
Morgan Stanley Capital Tr
Preferred
61747N109
            740
       30,000
Sole
none
none
Medix Resources
Common
585011109
            459
     976,100
Sole
none
none
Noble Corp
Common
G65422100
            621
       15,000
Sole
none
none
Netegrity
Common
64110P107
         1,220
       82,500
Sole
none
none
National Rural Utilities Cooperative
Preferred
637432600
            368
       15,000
Sole
none
none
Netscreen Technologies Inc
Common
64117V107
            250
       15,000
Sole
none
none
Northwest Capital Tr III 8%
Preferred
668034200
            625
       25,000
Sole
none
none
Northwest Bancorp Inc
Preferred
667404206
            260
       10,000
Sole
none
none
Ocular Science
Common
675744106
         2,503
       89,400
Sole
none
none
Option Care
Common
683948103
         2,146
     130,000
Sole
none
none
Pride International Inc
Common
74153Q102
            477
       30,000
Sole
none
none
Penn National Gaming
Common
707569109
         1,821
       52,000
Sole
none
none
Practice Works, Inc
Common
739419109
         3,453
     263,600
Sole
none
none
Patterson-UTI Energy
Common
703481101
            744
       25,000
Sole
none
none
General Motors Corp 7.25%
Preferred
370442768
            439
       18,000
Sole
none
none
Cohen & Steers Advantage
Preferred
19247W102
            309
       20,000
Sole
none
none
Regeneration Tech
Common
75886N100
         4,952
     683,000
Sole
none
none
Specialized Health Prod
Common
847461100
            159
     125,000
Sole
none
none
Skechers USA, Inc
Common
830566105
         3,782
     200,000
Sole
none
none
Stericycle
Common
858912108
         5,224
       83,500
Sole
none
none
Taro Pharmaceutical
Common
M8737E108
            567
       20,000
Sole
none
none
Trikon Technologies
Common
896187408
            440
       30,000
Sole
none
none
Turnstone Systems
Common
900423104
            842
     175,000
Sole
none
none
Plato Learning
Common
72764Y100
         1,887
     106,665
Sole
none
none
Tweeter Home Entertain
Common
901167106
            587
       30,000
Sole
none
none
Universal Compression Holdings
Common
913431102
         2,772
     105,000
Sole
none
none
Univ. of Phoenix
Common
037604204
         1,674
       40,000
Sole
none
none
US Bancorp, Cap IV 7.35%
Preferred
90334V208
            475
       19,500
Sole
none
none
US Physical Therapy
Common
90337L108
         3,949
     218,800
Sole
none
none
Waste Connections
Common
941053100
         4,021
     120,000
Sole
none
none
Weight Watchers International
Common
948626106
            574
       15,000
Sole
none
none
Xilinx
Common
983919101
            433
       10,864
Sole
none
none



      149,400
 12,595,679



                                    98,430